DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Cash contributions	$ 69,131	$ 214,347